Investment Strategy	Oct. 20, 2026
xETFs Samsung Group ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
The Fund is an actively managed exchange-traded fund (“ETF”) that seeks long-term capital appreciation by investing primarily in a portfolio of publicly listed equity securities (or corresponding American Depositary Receipts (“ADRs”) or Global Depositary Receipts (“GDRs”)) of companies that are members of the Samsung business group (the “Samsung Group”). Samsung Group Companies (as defined below) operate across a range of sectors while sharing common affiliation with the Samsung Group, which may include, but is not limited to, the following categories of business activities:
•semiconductors, consumer electronics, smartphones, displays, electronic and mechanical components manufacturing, batteries, and energy storage;
•biologic drug manufacturing, biotechnology, and other life sciences activities;
•engineering, construction, shipbuilding, plant engineering, and other heavy industries;
•financial services, including life insurance, property and casualty insurance, securities brokerage, wealth management, investments, investment banking, and credit card and consumer finance; and
•information technology services, trading, fashion, advertising and marketing, hospitality and leisure, duty free and other retail, physical security, food services and distribution, and other services businesses.
The Fund will generally seek to invest primarily in the equity securities (or corresponding ADRs or GDRs) of Samsung Group Companies, but may also seek exposure through swap agreements.
Under normal circumstances, the Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in equity securities (which may include depositary receipts) of, or instruments (such as swap agreements or U.S. or foreign ETFs or other exchange-traded products (“ETPs”)) that provide exposure to, companies that are members of the Samsung Group (“Samsung Group Companies”). A company is considered to be a member of the Samsung Group if it (i) is designated by the Korea Fair Trade Commission (the “KFTC”) as a member company of the Samsung business group under South Korea’s Monopoly Regulation and Fair Trade Act (or any successor statute or regulation); or (ii) is otherwise identified as a member or affiliate of the Samsung business group based on publicly available information, including regulatory filings, regulatory designations, and company disclosures.
Types of Equity Securities
The Fund may invest in:
•ordinary shares of Samsung Group Companies listed on Korean exchanges; and
•depositary receipts (including ADRs and GDRs) listed on U.S. or other non-Korean exchanges of Samsung Group Companies.
Depositary receipts are receipts, typically issued by a bank or trust issuer, which evidence ownership of underlying securities issued by a non-U.S. issuer. Depositary receipts may not necessarily be denominated in the same currency as their underlying securities. ADRs typically are issued by a U.S. bank or trust company and evidence ownership of underlying securities issued by a non-U.S. issuer. GDRs are similar to ADRs in that they evidence ownership of underlying securities of a non-U.S. issuer but are generally issued for use in markets outside the United States and may be denominated in currencies other than U.S. dollars. Shareholders may access on the Korea Exchange’s website information in English about such issuers in which the Fund invests to a significant extent (e.g., approximately 20% of the Fund’s assets).
Portfolio Construction and Security Selection
In seeking to achieve the Fund’s investment objective, the Fund’s sub-adviser, WallStreetX ETFs, Inc. d/b/a xETFs (the “Sub-Adviser”) constructs the portfolio using its proprietary security selection methodology. In selecting and sizing positions, the Sub-Adviser considers free-float market capitalization as an initial reference point, but may materially adjust weights for liquidity, revenue and earnings profile, issuer-level caps and diversification considerations (including the diversification requirements applicable to regulated investment companies under the Internal Revenue Code of 1986, as amended (the “Code”)), and overall economic significance within the Samsung Group ecosystem. The Sub-Adviser is subject to the oversight of the Adviser and the Board.
Swap Agreements
The Fund may achieve its exposure to Samsung Group Companies through the use of one or more swap agreements. Swap agreements are derivative contracts entered into primarily with major global financial institutions for a specified period. In a standard swap transaction, two parties agree to exchange or “swap” payments based on the change in value of a reference asset or benchmark, such as a security or an index. The Fund’s swap agreements may reference any one or more of the Samsung Group Companies. Generally, any such swap agreement will be fully funded with all collateral maintained by a third party pursuant to a tri-party collateral control arrangement, and be subject to daily collateral and exposure adjustments to align the value of collateral with the value of the referenced security. The Fund may also use swap agreements to obtain or maintain exposure to one or more Samsung Group Companies where direct holdings of portfolio securities would, or could, cause the Fund to exceed the diversification limits applicable to regulated investment companies under the Code (see “Tax Risk – RIC Qualification and Diversification Risk” below).
The Fund also may invest in cash, cash equivalents, or high-quality securities, such as (i) U.S. Government securities, including bills, notes, and bonds issued by the U.S. Treasury; (ii) money market funds; and/or (iii) corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by businesses that are rated investment grade or determined by the Adviser and Sub-Adviser to be of comparable quality. Such investments are designed to provide liquidity or satisfy collateral requirements associated with the Fund’s swap investments.
Other ETFs and ETPs
The Fund may invest in U.S. or foreign ETFs and other ETPs that provide exposure to Samsung Group Companies, including to obtain such exposure pending direct investment in Korean markets, for transition or cash management purposes, or where the Adviser and Sub-Adviser determine such investments are an efficient means of pursuing the Fund’s investment objective. The Fund’s investments in other investment companies, including foreign investment companies, are subject to the limits of Section 12(d)(1) of the Investment Company Act of 1940, as described in the SAI.
Issuer Concentration and Industry Focus
The Fund will concentrate (i.e., invest more than 25% of its total assets) its investments in the securities of issuers in, or investments that provide exposure to, the information technology group of related industries. The Fund is deemed to be “non-diversified,” which means that it may invest a greater percentage of its assets in the securities of a single issuer or a small number of issuers than if it was a diversified fund.

Rule 35d-1 Eighty Percent Investment Policy [Text Block]	Under normal circumstances, the Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in equity securities (which may include depositary receipts) of, or instruments (such as swap agreements or U.S. or foreign ETFs or other exchange-traded products (“ETPs”)) that provide exposure to, companies that are members of the Samsung Group (“Samsung Group Companies”).
Strategy Portfolio Concentration [Text]	The Fund will concentrate (i.e., invest more than 25% of its total assets) its investments in the securities of issuers in, or investments that provide exposure to, the information technology group of related industries.
xETFs Hyundai Group ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
The Fund is an actively managed exchange-traded fund (“ETF”) that seeks long-term capital appreciation by investing primarily in a portfolio of publicly listed equity securities (or corresponding American Depositary Receipts (“ADRs”) or Global Depositary Receipts (“GDRs”)) of companies that are members of the Hyundai Motor Group or the HD Hyundai Group. The Fund’s portfolio is expected to be anchored by companies that are members of the Hyundai Motor Group, while also providing exposure to companies that are members of the HD Hyundai Group. The Hyundai Motor Group and the HD Hyundai Group trace their origins to the historic Hyundai business group, which subsequently separated into several independently controlled business groups, including the Hyundai Motor Group and HD Hyundai Group. Hyundai Group Companies (as defined below) operate across a broad industrial ecosystem spanning automobiles and mobility, robotics and automation, shipbuilding, power and energy infrastructure, construction, and heavy industries. The principal businesses associated with each group may be summarized as follows:
•Hyundai Motor Group: automobile manufacturing (including electric, hybrid, software-defined, and purpose-built vehicles); robotics, automation, artificial intelligence, and advanced mobility technologies; automotive components, modules, and systems (including electric-vehicle systems, advanced driver-assistance systems, powertrain parts, automotive software, and connected-car platforms); vehicle logistics, shipping, distribution, and supply-chain services; steel and specialty steel products; engineering, construction, plants, infrastructure, and energy projects; rail systems and defense products and vehicles; financial services; and advertising and marketing services.
•HD Hyundai Group: shipbuilding (including commercial and naval vessels, offshore platforms, and marine engines and vessel services); power equipment, including transformers, switchgear, and related electrical equipment; construction, industrial, and agricultural machinery and equipment; solar and renewable-energy systems; robotics, automation, and autonomous industrial technologies; holding-company and investment activities; and other heavy industries and industrial machinery and services.
The Fund will generally seek to invest primarily in the equity securities (or corresponding ADRs or GDRs) of Hyundai Group Companies, but may also seek exposure through swap agreements.
Under normal circumstances, the Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in equity securities (which may include depositary receipts) of, or instruments (such as swap agreements or U.S. or foreign ETFs or other exchange-traded products (“ETPs”)) that provide exposure to, companies that are members of the Hyundai Motor Group or the HD Hyundai Group (“Hyundai Group Companies”). A company is considered to be a Hyundai Group Company if it (i) is designated by the Korea Fair Trade Commission (the “KFTC”) as a member company of the Hyundai Motor business group or the HD Hyundai business group under South Korea’s Monopoly Regulation and Fair Trade Act (or any successor statute or regulation); or (ii) is otherwise identified as a member or affiliate of the Hyundai Motor business group or the HD Hyundai business group based on publicly available information, including regulatory filings, regulatory designations, and company disclosures. Hyundai Group Companies do not include members of other independently controlled, Hyundai-affiliated business groups (such as the Hyundai Department Store Group, the HDC Group, and Hyundai Marine & Fire Insurance).
Types of Equity Securities
The Fund may invest in:
•ordinary shares of Hyundai Group Companies listed on Korean exchanges; and
•depositary receipts (including ADRs and GDRs) listed on U.S. or other non-Korean exchanges of Hyundai Group Companies.
Depositary receipts are receipts, typically issued by a bank or trust issuer, which evidence ownership of underlying securities issued by a non-U.S. issuer. Depositary receipts may not necessarily be denominated in the same currency as their underlying securities. ADRs typically are issued by a U.S. bank or trust company and evidence ownership of underlying securities issued by a non-U.S. issuer. GDRs are similar to ADRs in that they evidence ownership of underlying securities of a non-U.S. issuer but are generally issued for use in markets outside the United States and may be denominated in currencies other than U.S. dollars. Shareholders may access on the Korea Exchange’s website information in English about such issuers in which the Fund invests to a significant extent (e.g., approximately 20% of the Fund’s assets).
Portfolio Construction and Security Selection
In seeking to achieve the Fund’s investment objective, the Fund’s sub-adviser, WallStreetX ETFs, Inc. d/b/a xETFs (the “Sub-Adviser”) constructs the portfolio using its proprietary security selection methodology. In selecting and sizing positions, the Sub-Adviser considers free-float market capitalization as an initial reference point, but may materially adjust weights for liquidity, revenue and earnings profile, group-level caps of Hyundai Motor Group and HD Hyundai Group, issuer-level caps and diversification considerations (including the diversification requirements applicable to regulated investment companies under the Internal Revenue Code of 1986, as amended (the “Code”)), and overall economic significance within the Hyundai Motor Group and HD Hyundai Group industrial ecosystem. The Sub-Adviser is subject to the oversight of the Adviser and the Board.
Swap Agreements
The Fund may achieve its exposure to Hyundai Group Companies through the use of one or more swap agreements. Swap agreements are derivative contracts entered into primarily with major global financial institutions for a specified period. In a standard swap transaction, two parties agree to exchange or “swap” payments based on the change in value of a reference asset or benchmark, such as a security or an index. The Fund’s swap agreements may reference any one or more of the Hyundai Group Companies. Generally, any such swap agreement will be fully funded with all collateral maintained by a third party pursuant to a tri-party collateral control arrangement, and be subject to daily collateral and exposure adjustments to align the value of collateral with the value of the referenced security. The Fund may also use swap agreements to obtain or maintain exposure to one or more Hyundai Group Companies where direct holdings of portfolio securities would, or could, cause the Fund to exceed the diversification limits applicable to regulated investment companies under the Code (see “Tax Risk – RIC Qualification and Diversification Risk” below).
The Fund also may invest in cash, cash equivalents, or high-quality securities, such as (i) U.S. Government securities, including bills, notes, and bonds issued by the U.S. Treasury; (ii) money market funds; and/or (iii) corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by businesses that are rated investment grade or determined by the Adviser and Sub-Adviser to be of comparable quality. Such investments are designed to provide liquidity or satisfy collateral requirements associated with the Fund’s swap investments.
Other ETFs and ETPs
The Fund may invest in U.S. or foreign ETFs and other ETPs that provide exposure to Hyundai Group Companies, including to obtain such exposure pending direct investment in Korean markets, for transition or cash management purposes, or where the Adviser and Sub-Adviser determine such investments are an efficient means of pursuing the Fund’s investment objective. The Fund’s investments in other investment companies, including foreign investment companies, are subject to the limits of Section 12(d)(1) of the Investment Company Act of 1940, as described in the SAI.
Issuer Concentration and Industry Focus
The Fund will concentrate (i.e., invest more than 25% of its total assets) its investments in the securities of issuers in, or investments that provide exposure to, the automobiles & components group of related industries. The Fund is deemed to be “non-diversified,” which means that it may invest a greater percentage of its assets in the securities of a single issuer or a small number of issuers than if it was a diversified fund.

Rule 35d-1 Eighty Percent Investment Policy [Text Block]	Under normal circumstances, the Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in equity securities (which may include depositary receipts) of, or instruments (such as swap agreements or U.S. or foreign ETFs or other exchange-traded products (“ETPs”)) that provide exposure to, companies that are members of the Hyundai Motor Group or the HD Hyundai Group (“Hyundai Group Companies”).
Strategy Portfolio Concentration [Text]	The Fund will concentrate (i.e., invest more than 25% of its total assets) its investments in the securities of issuers in, or investments that provide exposure to, the automobiles & components group of related industries.